SHARE-BASED COMPENSATION and STOCK OPTIONS (Tables)	12 Months Ended
Dec. 31, 2016
SHARE-BASED COMPENSATION and STOCK OPTIONS
Summary of restricted common stock
Restricted Common Stock
Nonvested at January 1, 2015	42,000
Granted	—
Forfeited	—
Vested	(14,000)
Nonvested at December 31, 2015	28,000

Granted	—
Forfeited	—
Vested	(14,000)
Nonvested at December 31, 2016	14,000

Schedule of weighted average assumptions for options used in determining the fair value of the option awards using the Black-Scholes option pricing model
	Year Ended	Year Ended
	December 31, 2016	December 31, 2015
Expected term	5.67 years	5.65 years
Volatility	63.4	62.1%
Dividend yield	0%	0%
Risk free interest rate	1.53%	1.58%

Summary of stock option activity
		Weighted Average
	Number of Options	Exercise Price

Outstanding at January 1, 2015	861,287	$13.90
Granted	251,000	$11.35
Forfeited	—
Outstanding and expected to vest at December 31, 2015	1,112,287	$13.32

Granted	332,726	$10.35
Forfeited	—
Outstanding and expected to vest at December 31, 2016	1,445,013	$12.64